Borrowings - Schedule of movement in borrowings (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings beginning balance	$ 5,274
Loan modification and other adjustments	(33)
Accrued interest	(22)
Principal repayments	(125)	$ 0
Amortization of deferred financing fees	41
Borrowings end balance	5,135
Term A Loans (Secured)
Disclosure of detailed information about borrowings [line items]
Borrowings beginning balance	962
Loan modification and other adjustments	(2)
Accrued interest	(2)
Principal repayments	(25)
Amortization of deferred financing fees	7
Borrowings end balance	940
Term B Loans (Secured)
Disclosure of detailed information about borrowings [line items]
Borrowings beginning balance	1,914
Loan modification and other adjustments	(28)
Accrued interest	(7)
Principal repayments	(100)
Amortization of deferred financing fees	28
Borrowings end balance	1,807
Secured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings beginning balance	1,441
Loan modification and other adjustments	(2)
Accrued interest	(7)
Principal repayments	0
Amortization of deferred financing fees	4
Borrowings end balance	1,436
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings beginning balance	957
Loan modification and other adjustments	(1)
Accrued interest	(6)
Principal repayments	0
Amortization of deferred financing fees	2
Borrowings end balance	$ 952